UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2000


Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Creedon Capital Management, LLC
Address:  123 Second Street
          Suite 120
          Sausalito, CA 94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Golstein
Title:   Managing Member
Phone:   (415) 332-0111

Signature, Place, and Date of Signing:

/s/ David Golstein                  Sausalito, CA             November 8, 2000
----------------------------        ---------------           ----------------
        [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            --------
Form 13F Information Table Entry Total:     71
                                            --------
Form 13F Information Table Value Total:     $309,071
                                            --------
                                            (thousands)



List of Other Included Managers:

None

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Form 13F INFORMATION TABLE - Creedon Capital Management LLC (quarter ending 9/30/2000)
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     COLUMN 1                  COLUMN 2          COLUMN 3  COLUMN 4  COLUMN 5              COLUMN 6   COLUMN 7  COLUMN 8
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                                                                                                                 VOTING AUTHORITY
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NAME OF ISSUER              TITLE OF CLASS        CUSIP     VALUE  SHRS OR    SH/  PUT/  INVESTMENT  OTHER     SOLE     SHARED  NONE
                                                           (X1000) PRN AMOUNT PRN  CALL  DISCRETION  MANAGERS
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
AETHER SYS INC              SUB NT CV 6%05      00808VAA3   5,735   7,400,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC              SB NT CV 144A07     00826TAC2   1,185   2,000,000 PRN         SOLE
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AKAMAI TECHNOLOGIES INC     SB NT CV 144A07     00971TAA9   3,625   5,000,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                SUB NT CV3.75%07    01642TAB4   2,643   3,500,000 PRN         SOLE
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ALKERMES INC                SUB NT CV 144A07    01642TAA6   1,881   2,500,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
ALPHARMA INC                SR SB CV 144A06     020813AC5   1,975   1,000,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC DEL      SUB NT CV ZRO 19    02364JAC8   7,854  15,400,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
AMERITRADE HLDG CORP        SUB NT CV5.75% 04   03072HAB5     185     250,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
AMERITRADE HLDG CORP        SB NT CV 144A 04    03072HAA7     555     750,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
ANNTAYLOR STORES CORP       GTD SB DB CV 19     036115AC7   3,964   7,000,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
AT HOME CORP                SB DB CV .525% 18   045919AC1   5,082  11,750,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
AT HOME CORP                SB DB CV 144A 18    045919AA5     865   2,000,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
AT HOME CORP                SUB NT CV 4.75% 06  045919AF4   2,908   4,300,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
AT HOME CORP                SB NT CV 144A 06    045919AD9   6,424   9,500,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
ANIXTER INTL INC            LYON ZERO 144A20    035290AA3   1,406   5,000,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
BEA SYSTEMS INC             SB NT CV 144A 4% 06 073325AC6   4,505   1,900,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
BRIGHTPOINT INC             SB LYON ZERO 18     109473AC2   1,814   6,256,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
BRIGHTPOINT INC             SB LYON ZRO 144A 18 109743AA6   1,450   5,000,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC         SB NT CV 4.75% 07   126667AB0   4,065   3,000,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC         SB NT CV 144A 07    126667AA2   6,098   4,500,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATL RY CO         PFD CV 063029       136375409   2,263      50,000  SH         SOLE                50,000
------------------------------------------------------------------------------------------------------------------------------------
CELLSTAR CORP               SUB NT CONV 5%02    150925AC9     819   2,213,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC                PFD CV EXCH         156708406   6,888      50,000  SH         SOLE                50,000
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CHECKFREE HLDS CORP         SUB NT CV 144A 06   162816AA0   1,580   1,800,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
CHECKPOINT SYS INC          SB DB CV 5.25%05    162825AB9   2,609   4,030,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
CIRRUS LOGIC CORP           SB NT CV 6%03       172755AC4  20,410  12,370,000 PRN         SOLE
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CURAGEN CORP                SB DEB CV 144A07    23126RAA9   4,020   4,000,000 PRN         SOLE
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DIAMOND OFFSHORE
 DRILLING INC               DEB ZRO CV144A20    25271CAB8   5,000  10,000,000 PRN         SOLE
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DIGITAL IS INC DEL          SUB NT CV 6%05      25385NAA9   1,200   2,000,000 PRN         SOLE
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DOUBLECLICK INC             SB NT CV 4.75%06    258609AC0  11,670  12,000,000 PRN         SOLE
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E TRADE GROUP INC           SUB NT CV 6%07      269246AB0     925   1,000,000 PRN         SOLE
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E TRADE GROUP INC           SUB NT CV 144A07    269246AA2   4,625   5,000,000 PRN         SOLE
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EARTHWEB INC                SB NT CV144A7%05    27032CAA6     815   2,000,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
ETOYS INC                   SUB NT CV 144A04    297862AA2     564   1,200,000 PRN         SOLE
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FINOVA FIN TR               TOPRS CV 9.16%      31808E207     544      25,000  SH         SOLE                25,000
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FOUR SEASONS HOTEL INC      LYON ZERO CPN 29    35100EAD6   4,113  10,000,000 PRN         SOLE
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GENERAL SEMICONDUCTOR INC   SUB NT CV 5.75% 06  370787AB9   2,463   2,500,000 PRN         SOLE
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GENERAL SEMICONDUCTOR INC   SB NT CV 144A 06    370787AA1   1,970   2,000,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
GETTY IMAGES INC            SB NT CV 144A 07    374276AD5   4,740   6,000,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
HMT TECHNOLOGY CORP         SB NT CV 5.75%04    403917AD9  12,225  30,562,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
HUMAN GENOME SCIENCES INC   SB NT CV 144A 07    444903AG3   6,273   6,500,000 PRN         SOLE
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HUTCHINSON TECHNOLOGY INC   SB NT CV 6%05       448407AC0   6,871   7,550,000 PRN         SOLE
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IBASIS INC                  SB NT CV 5.75%05    450732AA0   3,055   6,500,000 PRN         SOLE
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INCYTE GENOMICS INC         SUB NT CV 144A07    45337CAA0   1,695   2,000,000 PRN         SOLE
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INTERLIANT INC              SB NT CV 144A 05    458742AA1   1,620   4,000,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP             SB NT CV 5.5%07     46185RAB6   3,531   3,500,000 PRN         SOLE
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NATIONAL AUSTRALIA BK LTD   CAP UTS EXCHBL      632525309  14,025     550,000  SH         SOLE                550,000
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ORBITAL SCIENCES CORP       SB NT CV 5%02       685564AC0   1,500   2,500,000 PRN         SOLE
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OWENS ILL INC               PFD CONV $.01       690768502   2,188     125,000  SH         SOLE                125,000
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PHYCOR INC                  SUB DB CV 4.5%03    71940FAB6   6,842  42,761,000 PRN         SOLE
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PRIDE INTL INC              SB DB CV ZRO 18     741932AB3   3,141   7,000,000 PRN         SOLE
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PROTEIN DESIGN LABS INC     SB NT CV 144A07     74369LAA1   4,377   2,500,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
RF MICRODEVICES INC         SB NT CV 144A05     749941AA8   5,129   5,500,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
RADISYS CORP                SUB NT CV 144A07    750459AA7   1,930   2,000,000 PRN         SOLE
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READ-RITE CORP              SUB NT CV 6.5%04    755246AA3   3,562   5,089,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
READ-RITE CORP              SUB NT CONV10% 04   755246AB1   3,120   1,200,000 PRN         SOLE
------------------------------------------------------------------------------------------------------------------------------------
SEACOR SMIT INC             SUBNTCV 5.375%06    811904AE1   6,293   5,619,000 PRN         SOLE
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SEALED AIR CORP NEW         PFD CV A $2         81211K209   2,256      50,000  SH         SOLE                50,000
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SILICON GRAPHICS INC        SR NT CV 5.25%04    827056AC6   8,040  12,000,000 PRN         SOLE
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SOLECTRON CORP              SR LYON ZERO 20     834182AK3   3,530   5,230,000 PRN         SOLE
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SOVEREIGN BANCORP INC       UNIT EX 111229      845905306   3,990      70,000  SH         SOLE                70,000
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STMICROELECTRONICS N V      SUB LYON ZERO 09    861012AB8  33,188  25,000,000 PRN         SOLE
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TERAYON COMMUNICATION SYS   SB NT CV 144A07     880775AA9   1,893   2,825,000 PRN         SOLE
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TRANSWITCH CORP             NT CV 144A4.5%05    894065AA9   3,081   2,500,000 PRN         SOLE
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TRIQUINT SEMICONDUCTOR INC  SUB NT CV 4%07      89674KAB9   2,363   3,000,000 PRN         SOLE
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TRIQUINT SEMICONDUCTOR INC  SB NT CV 144A07     89674KAA1   3,938   5,000,000 PRN         SOLE
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VERTEX PHARMACEUTICALS INC  SUB NT CV 5%07      92532FAB6  10,906   5,000,000 PRN         SOLE
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VIROPHARMA INC              SB NT CV 144A 07    928241AA6     890   2,000,000 PRN         SOLE
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WESTERN DIGITAL CORP        SB DB CV ZERO 18    958102AH8   3,016  10,400,000 PRN         SOLE
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WESTERN DIGITAL CORP        SD CV ZERO 144A 18  958102AF2   1,450   5,000,000 PRN         SOLE
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WESTERN GAS RES INC         PFD CONV $2.625     958259301   1,716      45,000  SH         SOLE                45,000
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